UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne	Beverly Hills, CA	November 13, 2001

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	92
Form 13F Information Table Value Total:	193,315

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                    0   129032 SH       SOLE                   129032
AOL Time Warner Inc.           COM              02364j104     1175    35500 SH       SOLE                    35500
AON Corporation                COM              037389103      742    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      463    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      710    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107      139    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      310     1560 SH       SOLE                      248     1312
American Home Products Corp    COM              026609107      233     4000 SH       SOLE                     4000
American Intl Group            COM              026874107     2048    26260 SH       SOLE                    16881     9379
Anheuser Busch Cos Inc         COM              035229103      419    10000 SH       SOLE                             10000
Apple Computers Inc            COM              037833100      620    40000 SH       SOLE                    40000
Arcata Corp (liquidating)      COM                               0    12000 SH       SOLE                     1000    11000
Archer-Daniels -Midland Corp   COM              039483102      128    10172 SH       SOLE                    10172
BP Amoco PLC Spons ADR         COM              055622104      587    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      644    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109     1155    32000 SH       SOLE                    28000     4000
Baxter Int'l Inc               COM              071813109      298     5406 SH       SOLE                     5406
BellSouth Corp                 COM              079860102     1027    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      620      266 SH       SOLE                      266
Boeing Co                      COM              097023105      237     7080 SH       SOLE                     7080
Boston Properties Inc.         COM              101121101      229     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     5066    91184 SH       SOLE                    90216      968
Cendant Corp.                  COM              151313103      604    47200 SH       SOLE                    43200     4000
Cheung Kong Holding            COM              166744201      234    30000 SH       SOLE                    30000
Chevron Corp                   COM              166751107     2434    28719 SH       SOLE                    22944     5775
Cisco Systems Inc              COM              17275R102      375    30800 SH       SOLE                    30800
CitiGroup Inc.                 COM              13218P105     5046   124587 SH       SOLE                    84587    40000
Clear Channel Communications,  COM              184502102      215     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     1381    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    52535  1121350 SH       SOLE                    33606  1087744
Comcast Corp                   COM                             481    13400 SH       SOLE                    13400
Cypress Biosciences            COM              232674101      328    92308 SH       SOLE                             92308
EMC Corporation                COM              268648102      242    20600 SH       SOLE                    20600
Eli Lilly & Co.                COM              532457108      242     3000 SH       SOLE                              3000
Ericsson L.M. Telephone Co     COM                             205    58880 SH       SOLE                    58880
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     6077   154240 SH       SOLE                   109734    44506
Fannie Mae                     COM              313586109     2407    30070 SH       SOLE                    21770     8300
Federated Department Stores In COM              31410H101      716    25382 SH       SOLE                    25382
FleetBoston Financial Corp.    COM              338915101     1479    40251 SH       SOLE                    38220     2031
Ford Motor Cp DE NEW           COM              345370100     1185    68294 SH       SOLE                    50312    17982
Freddie Mac - Voting Common    COM              313400301    12414   190990 SH       SOLE                   166314    24676
Freeport McMoran Copper & Gold COM              35671D857      197    17904 SH       SOLE                    17904
General Electric               COM              369604103     9806   263600 SH       SOLE                   215984    47616
General Motors Class H New     COM              370442832      510    38259 SH       SOLE                    32154     6105
General Motors Corporation     COM              370442105      519    12100 SH       SOLE                    11528      572
Gillette Company               COM              375766102      807    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       12    20000 SH       SOLE                             20000
Hewlett Packard Co             COM              428236103     1217    75840 SH       SOLE                    67840     8000
Home Depot                     COM              437076102      856    22320 SH       SOLE                    22320
Hugoton Royalty Trust Texas    COM              444717102      129    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     1752    85720 SH       SOLE                    58120    27600
International Business Machine COM              459200101     7971    86908 SH       SOLE                    58704    28204
J.P. Morgan Chase & Co.        COM              16161A108     1260    36891 SH       SOLE                    36591      300
Johnson & Johnson              COM              478160104     2008    36244 SH       SOLE                    35214     1030
Kimberly-Clark                 COM              494368103     2571    41460 SH       SOLE                    41260      200
Liberty Media Group            COM                             639    50310 SH       SOLE                    50310
Loews Cos.                     COM              540424108     5406   116800 SH       SOLE                    79512    37288
May Department Stores Comp     COM              577778103     5432   187176 SH       SOLE                   152132    35044
McDonald's Corp                COM              580135101      262     9660 SH       SOLE                     9360      300
Meadowbrook Golf Inc           COM              583195102      399   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     9745   146320 SH       SOLE                   127120    19200
Microsoft Corp                 COM              594918104      660    12890 SH       SOLE                    12890
Motorola Inc.                  COM              620076109      721    46240 SH       SOLE                    46240
Nestle ADR                     COM                             256     4800 SH       SOLE                              4800
Nokia                          COM              654902204      584    37300 SH       SOLE                    37200      100
Oceanic Exploration            COM                              29    65000 SH       SOLE                             65000
Oracle Corp                    COM              68389X105      574    45600 SH       SOLE                    45600
Pall Corp                      COM              696429307      227    11686 SH       SOLE                     8348     3338
PepsiCo                        COM              713448108     2769    57100 SH       SOLE                    29100    28000
Pfizer, Inc.                   COM              717081103     6331   157890 SH       SOLE                    79840    78050
Philip Morris Companies        COM              718154107     7187   148830 SH       SOLE                    68880    79950
Procter & Gamble Co Com        COM              742718109     1079    14830 SH       SOLE                             14830
Public Storage                 COM              74460D109      467    13971 SH       SOLE                     1488    12483
Reuters Group PLC Spons ADR    COM              76132m102      487     9329 SH       SOLE                     9329
Royal Dutch Petroleum NV ADR   COM              780257804     2854    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103     1113    23625 SH       SOLE                    17379     6246
Singapore Airlines             COM              870794302      474   103600 SH       SOLE                   103600
Sovereign Bancorp Inc          COM              845905108      142    15000 SH       SOLE                     5000    10000
Sun Microsystems               COM              866810104      638    77200 SH       SOLE                    77200
Swire Pacific Ltd Spons ADR Rp COM              870794302      151    40000 SH       SOLE                    40000
Texaco Inc                     COM              881694103     2460    37851 SH       SOLE                    37665      186
U.S. Bancorp (Formerly First B COM              902973106     2524   113783 SH       SOLE                   113404      379
USA Networks Inc (formerly HSN COM              902984103      360    20000 SH       SOLE                    20000
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     8934     1927
Verizon                        COM              92343V104      235     4352 SH       SOLE                     4152      200
Viacom Inc Cl B                COM              925524308     1083    31400 SH       SOLE                    31400
Vornado Realty Trust           COM              929042109      238     6000 SH       SOLE                              6000
WalMart Stores                 COM              931142103      762    15400 SH       SOLE                     5100    10300
Zimmer Holdings Inc            COM                             252     9086 SH       SOLE                     9018       68
News Corp Ltd ADR Voting Shs P                  652487802     1150    54005 SH       SOLE                    53280      725